Retail | Vanguard International High Dividend Yield Index Fund
Fund Summary
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of non-U.S. companies that are characterized by high dividend yield.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - Retail - Vanguard International High Dividend Yield Index Fund - USD ($)		Investor Shares	Admiral Shares
Sales Charge (Load) Imposed on Purchases		none	none
Purchase Fee		0.25%	0.25%
Sales Charge (Load) Imposed on Reinvested Dividends		none	none
Redemption Fee		0.25%	0.25%
Account Service Fee (for certain fund account balances below $10,000)	[1]	$ 20	$ 20
[1]	/year

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Retail - Vanguard International High Dividend Yield Index Fund	Investor Shares	Admiral Shares
Management Fees	0.30%	0.24%
12b-1 Distribution Fee	none	none
Other Expenses	0.12%	0.08%
Total Annual Fund Operating Expenses	0.42%	0.32%

Examples
The following examples are intended to help you compare the cost of investing in the Fund’s Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. The first example assumes that the shares provide a return of 5% each year, that total annual fund operating expenses remain as stated in the preceding table, and that you redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Retail - Vanguard International High Dividend Yield Index Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Shares	94	188	291	593
Admiral Shares	84	156	236	469

You would pay the following expenses if you did not redeem your shares (the difference being that the Fund’s 0.25% redemption fee would not apply to any of the following periods, as it would to those in the preceding example):
Expense Example, No Redemption - Retail - Vanguard International High Dividend Yield Index Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Shares	68	160	260	554
Admiral Shares	58	128	204	430

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.
Principal Investment Strategies
The Fund employs an indexing investment approach designed to track the performance of the FTSE All-World ex US High Dividend Yield Index, which focuses on companies located in developed and emerging markets, excluding the United States, that are forecasted to have above-average dividend yields. The Fund invests by sampling the Index, meaning that it holds a broadly diversified collection of securities that, in the aggregate, approximates the full Index in terms of key characteristics. These key characteristics include industry weightings and market capitalization, as well as certain financial measures, such as price/earnings ratio and dividend yield.
Principal Risks
An investment in the Fund could lose money over short or long periods of time. You should expect the Fund’s share price and total return to fluctuate within a wide range. The Fund is subject to the following risks, which could affect the Fund’s performance:

• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund’s investments in foreign stocks can be riskier than U.S. stock investments. Foreign stocks tend to be more volatile and less liquid than U.S. stocks. The prices of foreign stocks and the prices of U.S. stocks may move in opposite directions. In addition, the Fund’s target index may, at times, become focused in stocks of a particular market sector, which would subject the Fund to proportionately higher exposure to the risks of that sector.

• Country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, the Fund’s performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets.

• Emerging markets risk, which is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets because, among other factors, emerging markets can have greater custodial and operational risks; less developed legal, tax, regulatory, and accounting systems; and greater political, social, and economic instability than developed markets.

• Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

• Investment style risk, which is the chance that returns from dividend-paying stocks will trail returns from global stock markets. Dividend-paying stocks tend to go through cycles of doing better—or worse—than the global markets in general. These periods have, in the past, lasted for as long as several years.

• Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund‘s target index. Index sampling risk for the Fund is expected to be low.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Annual Total Returns
The following bar chart and tables are intended to help you understand the risks of investing in the Fund. The bar chart shows the performance of the Fund‘s Investor Shares (including annual fund operating expenses but excluding shareholder fees) in their first full calendar year. If applicable shareholder fees were reflected, returns would be less than those shown in the bar chart. The tables show how the average annual total returns of the share classes presented (including annual fund operating expenses and any applicable shareholder fees) compare with those of the Fund‘s target index, which has investment characteristics similar to those of the Fund. FTSE All-World ex-U.S. High Dividend Yield Index returns are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Annual Total Returns — Vanguard International High Dividend Yield Index Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 7.58% (quarter ended March 31, 2017), and the lowest return for a quarter was 2.77% (quarter ended December 31, 2017).
Average Annual Total Returns for Periods Ended December 31, 2017
Average Annual Total Returns - Retail - Vanguard International High Dividend Yield Index Fund	1 Year	Since Inception	Inception Date
Investor Shares	21.69%	20.29%	Feb. 25, 2016
Investor Shares | Return After Taxes on Distributions	20.60%	19.35%	Feb. 25, 2016
Investor Shares | Return After Taxes on Distributions and Sale of Fund Shares	12.79%	15.56%	Feb. 25, 2016
Investor Shares | FTSE All-World ex US High Dividend Yield Index (reflects no deduction for fees or expenses)	22.55%	21.91%	Feb. 25, 2016
Admiral Shares	22.40%	18.82%	Mar. 02, 2016
Admiral Shares | FTSE All-World ex US High Dividend Yield Index (reflects no deduction for fees or expenses)	22.55%	19.88%	Mar. 02, 2016

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.